VESSELS, DEFERRED DRYDOCK AND OTHER PROPERTY (Narrative) (Details) - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2016	Mar. 31, 2015	Dec. 31, 2015		Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Property, Plant and Equipment [Line Items]
Impairment of long-lived assets held-for-use						$ 366,439
Gain (loss) on disposition of property	$ 157	$ 1,073	$ 4,251		$ 10,532	1,182
Property, Plant and Equipment, Net, Total	$ 2,052,968		2,084,859		2,213,217
Vessel/Fleet [Member]
Property, Plant and Equipment [Line Items]
Gain (loss) on disposition of property						1,167
Long Lived Assets Held-for-sale, Impairment Charge						593,201
Property, Plant and Equipment, Net, Total			2,080,658		2,200,576	2,288,632	$ 2,716,557
5 International Flag Crude Tankers, 2 (VLCC), 1 Panamax and 2 Aframax [Member].
Property, Plant and Equipment [Line Items]
Gain (loss) on disposition of property					10,325
Operating Segments [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Net, Total			2,080,658		2,200,576
International Crude Tankers Segment [Member] | Operating Segments [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Net, Total			778,830	[1],[2]	819,050
International Crude Tankers Segment [Member] | Operating Segments [Member] | Vessel/Fleet [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Net, Total			158,434
International Product Carriers Segment [Member] | Operating Segments [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Net, Total			459,104	[2],[3]	487,492
International Product Carriers Segment [Member] | Operating Segments [Member] | Vessel/Fleet [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Net, Total			289,691
International Product Carriers Segment [Member] | Operating Segments [Member] | 2 Very Large Crude Carriers, 2 Aframaxes, 2 Coated Panamax Long Range (LR1) and 9 Panamaxes [Member].
Property, Plant and Equipment [Line Items]
Impairment of long-lived assets held-for-use						365,976
International Product Carriers Segment [Member] | Operating Segments [Member] | Vessel/Fleet [Member]
Property, Plant and Equipment [Line Items]
Impairment of long-lived assets held-for-use						211,491
U.S. Flag Segment [Member] | Operating Segments [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Net, Total			842,724	[4]	894,034
International Flag Segments [Member]
Property, Plant and Equipment [Line Items]
Gain (loss) on disposition of property			$ 3,236
International Flag Segments [Member] | Operating Segments [Member] | Vessel/Fleet [Member]
Property, Plant and Equipment [Line Items]
Gain (loss) on disposition of property					$ 10,532
International Crude Tankers Lightering [Member]
Property, Plant and Equipment [Line Items]
Asset impairment charges						$ 462

[1]	Includes one ULCC, eight VLCCs, seven Aframaxes and eight Panamaxes that are pledged as collateral under both the OIN Revolver Facility due on February 5, 2019 and the OIN Secured Term Loan due on August 5, 2019 with an aggregate carrying value of $778,830.
[2]	The International Flag Crude Tankers segment and the International Flag Product Carriers segment include vessels with an aggregate carrying value of $158,434 and $289,691, respectively, which the Company believes exceeds their aggregate market values of approximately $128,583 and $228,250, by $29,851 and $61,441, respectively.
[3]	Includes one Aframax, four Panamaxes and 12 Handysize Product Carriers that are pledged as collateral under both the OIN Revolver Facility and the OIN Secured Term Loan with an aggregate carrying value of $451,166.
[4]	Includes one Handysize Product Carrier and eight ATB tug barge units that are pledged as collateral under the OBS ABL Facility due on February 5, 2019 and three Handysize Product Carriers that are pledged as collateral under the OBS Term Loan due on August 5, 2019. The OBS Term Loan has a second lien on the vessels pledged under the OBS ABL Facility and the OBS ABL Facility has a second lien on the vessels pledged under the OBS Term Loan. Vessels pledged as collateral under the OBS Term Loan and OBS ABL Facility have aggregate carrying values of $489,135. (See Note 10, "Debt," to these consolidated financial statements for additional information regarding secured loan facilities).